Quarterly Report
July 31, 2022
MFS®  Global Alternative
Strategy Fund
DTR-Q3

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 75.7%
Aerospace & Defense – 1.7%
CACI International, Inc., “A” (a)	398	$120,311
General Dynamics Corp.	2,489	564,182
Honeywell International, Inc. (f)	2,072	398,777
Howmet Aerospace, Inc.	4,177	155,092
KBR, Inc.	2,815	149,842
Kratos Defense & Security Solutions, Inc. (a)	1,693	24,362
L3Harris Technologies, Inc.	380	91,189
Leidos Holdings, Inc.	472	50,504
MTU Aero Engines Holding AG	685	131,690
Northrop Grumman Corp.	1,073	513,860
Raytheon Technologies Corp.	516	48,096
Rolls-Royce Holdings PLC (a)	148,224	161,939
Singapore Technologies Engineering Ltd.	43,400	126,718
Textron, Inc.	4,042	265,317
		$2,801,879
Airlines – 0.1%
Alaska Air Group, Inc. (a)	543	$24,071
Delta Air Lines, Inc. (a)	923	29,351
JetBlue Airways Corp. (a)	4,314	36,324
Ryanair Holdings PLC, ADR (a)	484	35,332
		$125,078
Alcoholic Beverages – 1.0%
China Resources Beer Holdings Co. Ltd.	14,000	$97,152
Constellation Brands, Inc., “A”	133	32,759
Diageo PLC	9,809	466,226
Kirin Holdings Co. Ltd.	3,200	52,446
Pernod Ricard S.A.	4,887	961,813
		$1,610,396
Apparel Manufacturers – 1.0%
Adidas AG	446	$76,489
Burberry Group PLC	1,161	25,493
Compagnie Financiere Richemont S.A.	2,550	308,518
LVMH Moet Hennessy Louis Vuitton SE	1,331	925,853
NIKE, Inc., “B”	967	111,128
On Holding AG (a)(l)	1,188	25,863
PVH Corp.	934	57,833
Skechers USA, Inc., “A” (a)	5,217	198,037
		$1,729,214
Automotive – 1.2%
Allison Transmission Holdings, Inc.	3,609	$151,109
Aptiv PLC (a)	498	52,235
Bridgestone Corp.	1,200	47,001
Continental AG	58	4,103
Copart, Inc. (a)	1,133	145,137
Ford Motor Co.	28,581	419,855
Koito Manufacturing Co. Ltd.	1,700	55,943
Lear Corp.	268	40,506
LKQ Corp.	2,906	159,365
Methode Electronics, Inc.	2,698	111,266
Michelin (CGDE)	1,535	42,916
NGK Spark Plug Co. Ltd	4,300	84,248
Oshkosh Corp.	1,750	150,675

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
Stanley Electric Co. Ltd.	3,100	$54,548
Stoneridge, Inc. (a)	826	15,545
Tesla, Inc. (a)	492	438,593
Visteon Corp. (a)	904	115,332
		$2,088,377
Biotechnology – 0.5%
Abcam PLC (a)	3,022	$45,082
Adaptive Biotechnologies Corp. (a)	1,208	11,065
AlloVir, Inc. (a)	1,231	5,650
BioAtla, Inc. (a)	783	2,662
Biogen, Inc. (a)	1,246	267,965
BioXcel Therapeutics, Inc. (a)	671	10,360
Gilead Sciences, Inc.	3,076	183,791
Illumina, Inc. (a)	61	13,218
Immunocore Holdings PLC, ADR (a)	539	24,869
Lyell Immunopharma, Inc. (a)(l)	1,554	8,656
MaxCyte, Inc. (a)	3,510	19,130
Moderna, Inc. (a)	585	95,993
Oxford Nanopore Technologies PLC (a)	4,398	17,230
Prelude Therapeutics, Inc. (a)(l)	757	3,785
Recursion Pharmaceuticals, Inc. (a)	2,075	17,555
Sana Biotechnology, Inc. (a)(l)	1,205	8,049
Twist Bioscience Corp. (a)	459	20,077
		$755,137
Broadcasting – 0.0%
Warner Bros. Discovery, Inc. (a)	2,330	$34,950
Brokerage & Asset Managers – 2.3%
Apollo Global Management, Inc.	941	$53,731
ASX Ltd.	2,024	125,451
BlackRock, Inc.	658	440,320
Cboe Global Markets, Inc.	343	42,319
Charles Schwab Corp.	3,017	208,324
Citigroup, Inc.	9,079	471,200
CME Group, Inc.	1,128	225,013
Computershare Ltd.	10,151	178,207
Euronext N.V.	1,283	104,432
Focus Financial Partners, “A” (a)	2,794	112,961
GCM Grosvenor, Inc., “A”	5,255	41,567
Hamilton Lane, Inc., “A”	1,313	99,223
Hong Kong Exchanges & Clearing Ltd.	2,200	101,045
Invesco Ltd.	1,416	25,120
London Stock Exchange Group PLC	1,320	128,822
NASDAQ, Inc. (f)	3,580	647,622
Omni Bridgeway Ltd. (a)	31,564	91,548
Raymond James Financial, Inc.	4,810	473,641
Schroders PLC	2,842	103,085
TMX Group Ltd.	973	99,834
TPG, Inc.	905	25,811
WisdomTree Investments, Inc.	13,081	68,021
		$3,867,297
Business Services – 3.4%
Accenture PLC, “A”	5,304	$1,624,403
Amdocs Ltd.	748	65,121
Bunzl PLC	856	32,113
Clarivate PLC (a)	10,906	158,028

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Cognizant Technology Solutions Corp., “A”	422	$28,679
CoStar Group, Inc. (a)	5,741	416,739
Dropbox, Inc. (a)	10,075	229,106
Endava PLC, ADR (a)	307	31,314
Equifax, Inc. (f)	2,445	510,785
EVO Payments, Inc., “A” (a)	2,604	71,193
ExlService Holdings, Inc. (a)	632	106,410
Experian PLC	4,481	157,004
Fidelity National Information Services, Inc.	397	40,558
Fiserv, Inc. (a)	446	47,133
Global Payments, Inc.	570	69,722
HireRight Holdings Corp. (a)	2,631	39,097
Intertek Group PLC	2,377	126,986
Keywords Studios PLC	2,613	80,526
Morningstar, Inc.	250	63,838
MSCI, Inc.	1,151	554,022
Nomura Research Institute Ltd.	6,700	201,796
Paya, Inc. (a)	8,204	57,346
Payoneer Global, Inc. (a)	7,011	37,439
Remitly Global, Inc. (a)	5,699	54,311
Secom Co. Ltd.	400	26,787
SGS S.A.	81	197,804
TaskUs, Inc., “A” (a)	3,213	67,569
Thoughtworks Holding, Inc. (a)	4,657	72,929
TransUnion	1,414	112,031
Verisk Analytics, Inc., “A”	1,888	359,192
WNS (Holdings) Ltd., ADR (a)	1,399	121,307
		$5,761,288
Cable TV – 0.5%
Cable One, Inc.	18	$24,780
Charter Communications, Inc., “A” (a)	1,120	483,952
Comcast Corp., “A”	10,361	388,745
		$897,477
Chemicals – 0.6%
Celanese Corp.	338	$39,719
Eastman Chemical Co.	644	61,779
Element Solutions, Inc.	7,722	152,587
Givaudan S.A.	150	525,071
IMCD Group N.V.	568	90,933
Ingevity Corp. (a)	1,221	81,929
		$952,018
Computer Software – 7.3%
ACI Worldwide, Inc. (a)	1,459	$41,625
Adobe Systems, Inc. (a)(f)	1,394	571,707
Alkami Technology, Inc. (a)	3,675	51,156
ANSYS, Inc. (a)	1,564	436,340
Atlassian Corp. PLC, “A” (a)	103	21,560
Autodesk, Inc. (a)	1,144	247,470
Avalara, Inc. (a)	401	35,056
Black Knight, Inc. (a)	2,431	159,668
Cadence Design Systems, Inc.(a)(f)(s)	9,247	1,720,682
Computer Modelling Group Ltd.	31,706	123,303
CrowdStrike Holdings, Inc. (a)	887	162,853
Dassault Systemes SE	17,946	769,375
Definitive Healthcare Corp. (a)	1,430	37,151
DoubleVerify Holdings, Inc. (a)	2,165	49,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Dun & Bradstreet Holdings, Inc.	1,721	$27,123
Elastic N.V. (a)	190	15,179
EMIS Group PLC	8,703	194,393
Everbridge, Inc. (a)	1,294	32,531
Expensify, Inc., “A” (a)(l)	1,626	32,455
Intuit, Inc.	639	291,493
Kinaxis, Inc. (a)	1,394	166,642
Microsoft Corp. (f)(s)	14,989	4,208,012
Naver Corp.	1,625	325,808
nCino, Inc. (a)	708	22,861
NetEase.com, Inc., ADR	964	89,633
NICE Systems Ltd., ADR (a)	635	135,903
OBIC Co. Ltd.	1,300	207,407
Open Lending Corp., “A” (a)	4,117	42,652
Oracle Corp. (f)	9,479	737,845
Paycor HCM, Inc. (a)	1,783	47,588
Paylocity Holding Corp. (a)	125	25,741
Procore Technologies, Inc. (a)	885	45,755
Sabre Corp. (a)	8,808	54,169
Salesforce, Inc. (a)	378	69,560
SAP SE	5,696	527,902
Synopsys, Inc. (a)	1,437	528,098
		$12,256,340
Computer Software - Systems – 3.0%
Alten S.A.	737	$100,001
Amadeus IT Group S.A. (a)	7,852	458,159
Apple, Inc. (f)	17,344	2,818,573
Cancom SE	1,594	54,286
Constellation Software, Inc.	84	142,894
Five9, Inc. (a)	470	50,816
Fujitsu Ltd.	600	78,000
Hitachi Ltd.	14,100	715,487
HP, Inc.	3,258	108,785
Nuvei Corp. (a)	588	20,509
Q2 Holdings, Inc. (a)	1,722	75,596
Rapid7, Inc. (a)	1,106	70,751
Samsung Electronics Co. Ltd.	1,405	66,631
Softchoice Corp.	2,702	50,556
Temenos AG	678	53,850
Venture Corp. Ltd.	7,700	98,247
Verint Systems, Inc. (a)	1,312	59,919
Zebra Technologies Corp., “A” (a)	141	50,434
		$5,073,494
Conglomerates – 0.1%
Ansell Ltd.	5,742	$105,286
Construction – 1.1%
AZEK Co., Inc. (a)	5,384	$111,341
Fortune Brands Home & Security, Inc.	474	33,028
Masco Corp.	1,365	75,594
Mid-America Apartment Communities, Inc., REIT	366	67,977
Pool Corp.	208	74,402
Sherwin-Williams Co. (f)	2,275	550,414
Stanley Black & Decker, Inc.	428	41,657
Techtronic Industries Co. Ltd.	7,500	83,693
Toll Brothers, Inc.	6,713	330,145
Trex Co., Inc. (a)	453	29,228

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Vulcan Materials Co.	2,410	$398,445
		$1,795,924
Consumer Products – 2.0%
Church & Dwight Co., Inc.	1,504	$132,307
Colgate-Palmolive Co. (f)	7,671	604,015
Energizer Holdings, Inc.	1,406	41,519
Estee Lauder Cos., Inc., “A”	716	195,540
International Flavors & Fragrances, Inc.	200	24,810
Kao Corp.	5,200	226,714
Kimberly-Clark Corp.	214	28,203
Kobayashi Pharmaceutical Co. Ltd.	8,500	566,786
L’Oréal S.A.	703	265,537
Newell Brands, Inc.	4,501	90,965
Prestige Consumer Healthcare, Inc. (a)	1,208	72,854
Reckitt Benckiser Group PLC	13,307	1,080,271
		$3,329,521
Consumer Services – 0.9%
Asante, Inc. (l)	6,900	$81,866
Booking Holdings, Inc. (a)	336	650,392
Boyd Group Services, Inc.	426	53,560
Bright Horizons Family Solutions, Inc. (a)	2,562	239,983
Carsales.com Ltd.	1,975	28,645
European Wax Center, Inc., “A”	1,469	30,731
Expedia Group, Inc. (a)	1,123	119,094
Grand Canyon Education, Inc. (a)	546	52,454
Meitec Corp.	7,300	137,809
Persol Holdings Co. Ltd.	1,600	33,192
Seek Ltd.	1,425	22,976
		$1,450,702
Containers – 0.6%
Ardagh Metal Packaging S.A. (l)	6,073	$41,053
Avery Dennison Corp.	202	38,473
Ball Corp.	1,632	119,821
Berry Global, Inc. (a)	2,008	115,761
Crown Holdings, Inc.	444	45,146
Graphic Packaging Holding Co.	10,058	223,791
Pactiv Evergreen, Inc.	3,065	31,324
SIG Combibloc Group AG	8,406	219,763
Silgan Holdings, Inc.	1,357	60,387
WestRock Co.	1,496	63,371
		$958,890
Electrical Equipment – 1.9%
Advanced Drainage Systems, Inc.	529	$62,739
AMETEK, Inc.	1,295	159,933
Halma PLC	25,994	732,101
Johnson Controls International PLC	2,087	112,510
Legrand S.A.	1,143	93,869
Littlefuse, Inc.	244	68,044
nVent Electric PLC	1,196	42,231
Rockwell Automation, Inc.	1,250	319,100
Schneider Electric SE	8,636	1,197,842
Sensata Technologies Holding PLC	3,039	135,144
TE Connectivity Ltd.	578	77,296
TriMas Corp.	1,790	52,984

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Vertiv Holdings Co.	4,336	$49,517
		$3,103,310
Electronics – 3.2%
Advanced Energy Industries, Inc.	1,208	$108,104
Advanced Micro Devices (a)	456	43,078
Analog Devices, Inc.	3,125	537,375
Applied Materials, Inc.	1,890	200,302
ASM International N.V.	574	176,788
ASM Pacific Technology Ltd.	6,100	48,720
ASML Holding N.V.	67	38,469
Cohu, Inc. (a)	1,786	51,044
Corning, Inc.	1,292	47,494
Entegris, Inc.	1,021	112,208
Flex Ltd. (a)	2,131	35,801
Intel Corp.	5,986	217,352
Kyocera Corp.	1,100	61,170
Lam Research Corp.	67	33,534
Marvell Technology, Inc.	689	38,363
Micron Technology, Inc.	4,748	293,711
Monolithic Power Systems, Inc.	732	340,175
NVIDIA Corp. (f)	5,557	1,009,318
NXP Semiconductors N.V.	970	178,364
ON Semiconductor Corp. (a)	1,007	67,247
Plexus Corp. (a)	776	72,905
Taiwan Semiconductor Manufacturing Co. Ltd.	3,654	62,576
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,147	1,074,767
Texas Instruments, Inc. (f)	3,048	545,257
		$5,394,122
Energy - Independent – 1.1%
CNX Resources Corp. (a)	3,097	$53,485
ConocoPhillips (f)	787	76,677
Coterra Energy, Inc.	1,443	44,141
Diamondback Energy, Inc.	1,376	176,155
Hess Corp. (f)	1,334	150,035
Magnolia Oil & Gas Corp., “A”	4,807	115,993
Phillips 66	1,684	149,876
Pioneer Natural Resources Co.	429	101,652
Reliance Industries Ltd. (a)	11,393	362,025
Valero Energy Corp.	3,706	410,514
Viper Energy Partners LP	1,936	59,513
Woodside Energy Group Ltd.	3,913	88,032
		$1,788,098
Energy - Integrated – 0.3%
Devon Energy Corp.	1,186	$74,540
Eni S.p.A.	7,804	93,859
Exxon Mobil Corp. (f)	2,624	254,344
Galp Energia SGPS S.A., “B”	8,275	87,414
Idemitsu Kosan Co. Ltd.	2,400	62,275
		$572,432
Energy - Renewables – 0.1%
AES Corp.	2,527	$56,150
Generac Holdings, Inc. (a)	31	8,317
Orsted A/S	326	37,919
Shoals Technologies Group, Inc. (a)	1,303	30,790
		$133,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.0%
Quanta Services, Inc.	280	$38,844
Entertainment – 0.2%
Live Nation Entertainment, Inc. (a)	571	$53,668
Lottery Corp. Ltd. (a)	30,933	98,123
Manchester United PLC, “A”	5,441	60,613
SeaWorld Entertainment, Inc. (a)	928	44,293
Vivid Seats, Inc., “A” (l)	5,355	44,768
		$301,465
Food & Beverages – 2.6%
Archer Daniels Midland Co.	3,962	$327,935
Britvic PLC	8,433	88,656
Chocoladefabriken Lindt & Sprungli AG	40	441,246
Coca-Cola Europacific Partners PLC	745	40,319
Danone S.A.	1,000	55,137
Duckhorn Portfolio, Inc. (a)	1,903	34,901
Hostess Brands, Inc. (a)	2,507	56,708
Ingredion, Inc.	513	46,673
J.M. Smucker Co.	306	40,490
Kellogg Co.	706	52,187
Mondelez International, Inc.	654	41,882
Morinaga & Co. Ltd.	4,400	137,923
Nestle S.A.	13,658	1,677,492
Nestle S.A., ADR	1,659	203,825
Nomad Foods Ltd. (a)	3,195	58,916
Oatly Group AB, ADR (a)	6,366	23,682
PepsiCo, Inc.	364	63,685
S Foods, Inc.	4,300	98,707
Toyo Suisan Kaisha Ltd.	7,700	327,468
Tyson Foods, Inc., “A”	6,632	583,682
		$4,401,514
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	1,877	$50,398
JM Holdings Co. Ltd. (l)	4,500	54,369
Kroger Co.	3,269	151,812
Patlac Corp.	2,400	74,986
Sugi Holdings Co. Ltd.	400	18,054
Sundrug Co. Ltd.	4,300	100,859
		$450,478
Forest & Paper Products – 0.4%
Suzano Papel e Celulose S.A., ADR	9,906	$92,621
Weyerhaeuser Co., REIT	15,362	557,948
		$650,569
Furniture & Appliances – 0.1%
Howden Joinery Group PLC	8,537	$70,704
IMAX Corp. (a)	1,712	28,778
		$99,482
Gaming & Lodging – 0.6%
Aristocrat Leisure Ltd.	1,446	$35,868
Flutter Entertainment PLC (a)	3,853	387,119
Genius Sports Ltd. (a)	5,654	14,644
Hyatt Hotels Corp. (a)	1,203	99,548
International Game Technology PLC	4,936	93,537
Marriott International, Inc., “A”	2,019	320,658

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Penn National Gaming, Inc. (a)	1,548	$53,483
Tabcorp Holdings Ltd.	54,596	37,765
Whitbread PLC	1,090	34,634
		$1,077,256
General Merchandise – 0.5%
Costco Wholesale Corp. (f)	807	$436,829
Dollar General Corp.	109	27,079
Dollar Tree, Inc. (a)	671	110,956
Dollarama, Inc.	3,049	184,790
Five Below, Inc. (a)	737	93,651
Ollie's Bargain Outlet Holdings, Inc. (a)	480	28,296
		$881,601
Health Maintenance Organizations – 0.7%
Cigna Corp. (f)	2,927	$805,979
Humana, Inc.	68	32,776
Molina Healthcare, Inc. (a)	337	110,441
UnitedHealth Group, Inc.	359	194,700
		$1,143,896
Insurance – 3.5%
AIA Group Ltd.	75,800	$765,035
American International Group, Inc.	9,015	466,707
Ameriprise Financial, Inc.	865	233,481
Aon PLC	2,669	776,786
Arthur J. Gallagher & Co.	1,791	320,571
Assurant, Inc.	371	65,214
Beazley PLC	39,998	264,946
Chubb Ltd.	200	37,728
Cincinnati Financial Corp.	222	21,609
CNO Financial Group, Inc.	2,086	39,112
Equitable Holdings, Inc.	17,206	489,167
Everest Re Group Ltd.	1,528	399,343
Hanover Insurance Group, Inc.	619	84,475
Hartford Financial Services Group, Inc.	1,247	80,394
Hiscox Ltd.	3,064	33,306
Marsh & McLennan Cos., Inc.	2,478	406,293
MetLife, Inc. (f)	7,431	470,011
Progressive Corp.	4,132	475,428
Reinsurance Group of America, Inc.	558	64,605
Selective Insurance Group, Inc.	612	47,650
Steadfast Group Ltd.	18,814	70,096
Voya Financial, Inc.	626	37,660
Willis Towers Watson PLC	606	125,406
Zurich Insurance Group AG	223	97,342
		$5,872,365
Internet – 3.3%
Alphabet, Inc., “A” (a)(s)	17,279	$2,009,893
Alphabet, Inc., “C” (a)	13,693	1,597,151
Gartner, Inc. (a)	1,906	506,005
GoDaddy, Inc. (a)	5,289	392,338
MakeMyTrip Ltd. (a)	1,401	44,832
Match Group, Inc. (a)	2,115	155,051
Meta Platforms, Inc., “A” (a)(f)	2,796	444,844
Tencent Holdings Ltd.	10,600	416,980
		$5,567,094

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
Brunswick Corp.	3,533	$283,064
Corsair Gaming, Inc. (a)(l)	2,405	33,911
Electronic Arts, Inc. (f)	1,554	203,931
Funko, Inc., “A” (a)	831	21,781
Mattel, Inc. (a)	1,662	38,558
Polaris, Inc.	2,747	322,168
Take-Two Interactive Software, Inc. (a)	955	126,757
VTech Holdings Ltd.	20,600	140,750
Yamaha Corp.	800	34,129
		$1,205,049
Machinery & Tools – 2.8%
AGCO Corp. (f)	4,891	$532,728
Azbil Corp.	2,600	78,208
BELIMO Holding AG	410	168,334
Cummins, Inc.	706	156,245
Daikin Industries Ltd.	700	123,121
Eaton Corp. PLC	498	73,898
ESAB Corp.	853	35,161
Flowserve Corp.	1,771	59,931
GEA Group AG	14,246	529,552
Hydrofarm Holdings Group, Inc. (a)	2,324	7,506
IDEX Corp.	679	141,741
Illinois Tool Works, Inc.	2,059	427,778
Ingersoll Rand, Inc.	1,841	91,682
ITT, Inc.	764	57,323
Kubota Corp.	5,100	84,624
Nordson Corp.	855	197,496
PACCAR, Inc.	994	90,971
Regal Rexnord Corp.	806	108,246
Ritchie Bros. Auctioneers, Inc.	1,157	83,385
Ritchie Bros. Auctioneers, Inc.	7,095	511,396
Roper Technologies, Inc. (l)	62	27,073
Schindler Holding AG	931	181,854
SMC Corp.	200	98,980
Spirax-Sarco Engineering PLC	4,244	619,695
Timken Co.	799	52,239
Toyota Industries Corp.	1,000	60,603
Wabtec Corp.	900	84,123
Weir Group PLC	2,253	46,058
		$4,729,951
Major Banks – 1.7%
Bank of America Corp.	6,577	$222,368
Barclays PLC	37,464	72,067
BNP Paribas	2,281	108,120
Capital One Financial Corp.	1,175	129,050
Comerica, Inc.	1,941	150,952
DBS Group Holdings Ltd.	10,600	242,111
JPMorgan Chase & Co.	8,188	944,568
KeyCorp	2,447	44,780
Mitsubishi UFJ Financial Group, Inc.	7,400	41,711
Morgan Stanley	5,800	488,940
NatWest Group PLC	41,659	126,451
PNC Financial Services Group, Inc.	276	45,799
Resona Holdings, Inc.	7,500	29,046
State Street Corp.	462	32,821
UBS AG	7,183	117,642
		$2,796,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.7%
AmerisourceBergen Corp.	414	$60,415
Certara, Inc. (a)	2,624	60,326
CVS Health Corp.	4,640	443,955
Guardant Health, Inc. (a)	304	15,252
HealthEquity, Inc. (a)	794	46,187
Henry Schein, Inc. (a)	1,098	86,555
Hogy Medical Co. Ltd.	4,500	118,726
ICON PLC (a)	2,409	581,171
Laboratory Corp. of America Holdings	203	53,225
McKesson Corp.	3,024	1,032,938
Premier, Inc., “A”	1,338	51,459
Syneos Health, Inc. (a)	2,522	199,591
Universal Health Services, Inc.	380	42,739
		$2,792,539
Medical Equipment – 2.9%
Agilent Technologies, Inc.	1,371	$183,851
Agiliti Health, Inc. (a)	1,902	41,635
Becton, Dickinson and Co.	144	35,181
Boston Scientific Corp. (a)(f)	7,980	327,579
Bruker BioSciences Corp.	918	62,929
ConvaTec Group PLC	17,641	49,197
Danaher Corp. (f)	1,560	454,693
Dentsply Sirona, Inc.	1,088	39,342
Envista Holdings Corp. (a)	5,685	231,095
EssilorLuxottica	3,289	516,003
Gerresheimer AG	2,188	130,932
Hologic, Inc. (a)	426	30,408
Koninklijke Philips N.V.	2,634	54,643
Maravai Lifesciences Holdings, Inc., “A” (a)	3,398	88,654
Medtronic PLC	467	43,207
Mettler-Toledo International, Inc. (a)	63	85,033
Nihon Kohden Corp.	2,800	62,660
OptiNose, Inc. (a)	2,977	10,777
Outset Medical, Inc. (a)	742	11,464
PerkinElmer, Inc.	1,809	277,084
PROCEPT BioRobotics Corp. (a)(l)	443	16,967
QIAGEN N.V. (a)	8,948	446,839
Quidel Corp. (a)	344	35,102
Shimadzu Corp.	3,900	138,160
Silk Road Medical, Inc. (a)	469	21,344
Smith & Nephew PLC	6,508	83,326
STERIS PLC	1,139	257,015
Terumo Corp.	1,700	58,137
Thermo Fisher Scientific, Inc.	1,353	809,649
West Pharmaceutical Services, Inc.	350	120,246
Zimmer Biomet Holdings, Inc.	408	45,039
		$4,768,191
Metals & Mining – 0.1%
Arconic Corp. (a)	1,644	$49,665
Glencore PLC	18,877	106,682
Kaiser Aluminum Corp.	258	19,549
		$175,896
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	231	$28,041
China Resources Gas Group Ltd.	8,200	34,515
DCC PLC	2,034	132,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – continued
Italgas S.p.A.	22,270	$127,641
New Jersey Resources Corp.	1,376	63,558
ONE Gas, Inc.	660	56,061
		$442,665
Natural Gas - Pipeline – 0.8%
APA Group	4,584	$37,415
Cheniere Energy, Inc.	4,490	671,614
Enterprise Products Partners LP	453	12,109
Plains GP Holdings LP	6,989	78,207
Targa Resources Corp.	7,313	505,401
TC Energy Corp.	1,118	59,604
		$1,364,350
Network & Telecom – 0.6%
Equinix, Inc., REIT	38	$26,742
Fortinet, Inc. (a)	8,542	509,530
Motorola Solutions, Inc.	268	63,942
Palo Alto Networks, Inc. (a)	306	152,725
Qualcomm, Inc.	1,777	257,772
		$1,010,711
Oil Services – 0.1%
ChampionX Corp.	6,313	$131,878
Expro Group Holdings N.V. (a)	2,772	33,763
Halliburton Co.	1,056	30,941
Helmerich & Payne	786	36,392
		$232,974
Other Banks & Diversified Financials – 2.7%
Air Lease Corp.	1,354	$50,247
American Express Co. (f)	2,329	358,713
Bank of Hawaii Corp.	807	64,649
Brookline Bancorp, Inc.	3,652	50,507
Cathay General Bancorp, Inc.	1,854	77,312
Chiba Bank Ltd.	19,600	108,031
Credicorp Ltd.	1,572	203,417
Discover Financial Services	288	29,088
East West Bancorp, Inc.	1,161	83,337
Element Fleet Management Corp.	7,904	90,734
First Hawaiian, Inc.	1,948	49,655
First Interstate BancSystem, Inc.	3,507	143,015
Hanmi Financial Corp.	1,729	43,692
HDFC Bank Ltd.	3,755	68,580
HDFC Bank Ltd., ADR	6,749	423,837
Julius Baer Group Ltd.	1,260	65,339
Macquarie Group Ltd.	656	83,161
Metropolitan Bank & Trust Co.	102,817	90,639
Moody's Corp.	84	26,061
Northern Trust Corp.	707	70,544
Prosperity Bancshares, Inc.	2,696	199,747
Sandy Spring Bancorp, Inc.	836	34,527
Signature Bank	166	30,805
SLM Corp.	23,995	374,322
SVB Financial Group (a)	76	30,670
Texas Capital Bancshares, Inc. (a)	615	36,051
Textainer Group Holdings Ltd.	1,054	35,804
Truist Financial Corp.	1,084	54,709
UMB Financial Corp.	681	61,630

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Umpqua Holdings Corp.	7,274	$128,095
United Community Bank, Inc.	1,474	50,160
Visa, Inc., “A” (f)	4,247	900,831
Wintrust Financial Corp.	633	54,463
Zions Bancorp NA	5,577	304,225
		$4,476,597
Pharmaceuticals – 3.7%
Annexon, Inc. (a)	1,167	$5,847
Bayer AG	5,607	326,646
Bristol-Myers Squibb Co.	4,229	312,016
Collegium Pharmaceutical, Inc. (a)	1,226	21,075
Eli Lilly & Co.	204	67,257
Harmony Biosciences Holdings (a)	575	29,170
Incyte Corp. (a)	1,978	153,651
Johnson & Johnson (f)(s)	6,366	1,110,994
Kyowa Kirin Co. Ltd.	4,100	96,717
Merck & Co., Inc. (f)	11,159	996,945
Merck KGaA	382	72,501
Neurocrine Biosciences, Inc. (a)	335	31,533
Novartis AG	2,560	220,020
Novo Nordisk A.S., “B”	2,334	274,497
Organon & Co.	1,946	61,727
Pfizer, Inc.	2,582	130,417
Roche Holding AG	3,148	1,045,390
Santen Pharmaceutical Co. Ltd.	14,900	120,340
SpringWorks Therapeutics, Inc. (a)	636	19,004
Vertex Pharmaceuticals, Inc. (a)	2,731	765,800
Zoetis, Inc.	1,432	261,412
		$6,122,959
Pollution Control – 0.1%
GFL Environmental, Inc.	3,379	$93,429
Republic Services, Inc.	414	57,405
Waste Connections, Inc.	759	101,228
		$252,062
Precious Metals & Minerals – 0.7%
Agnico Eagle Mines Ltd.	8,578	$368,830
Agnico-Eagle Mines Ltd.	1,678	72,137
Franco-Nevada Corp.	4,067	520,765
Wheaton Precious Metals Corp.	3,993	137,013
		$1,098,745
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	1,919	$208,512
Railroad & Shipping – 0.8%
Canadian National Railway Co.	4,353	$551,438
Canadian Pacific Railway Ltd.	3,186	251,280
CSX Corp.	7,704	249,070
Sankyu, Inc.	2,200	72,963
Union Pacific Corp.	1,067	242,529
		$1,367,280
Real Estate – 1.5%
Ascendas Real Estate Investment Trust, REIT	43,002	$92,595
Big Yellow Group PLC, REIT	2,363	41,126
Boston Properties, Inc., REIT	195	17,776

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Brixmor Property Group, Inc., REIT	3,162	$73,295
Broadstone Net Lease, Inc., REIT	2,861	64,859
Douglas Emmett, Inc., REIT	717	16,950
Empire State Realty Trust, REIT, “A”	4,773	40,714
ESR Group Ltd. (a)	53,400	138,728
Extra Space Storage, Inc., REIT	2,249	426,230
Grand City Properties S.A.	3,024	41,137
Host Hotels & Resorts, Inc., REIT	22,820	406,424
Industrial Logistics Properties Trust, REIT	1,547	15,516
Innovative Industrial Properties, Inc., REIT	244	23,524
LEG Immobilien SE	955	86,518
Life Storage, Inc., REIT	666	83,843
LXP Industrial Trust, REIT	1,808	19,834
Mapletree Commercial Trust, REIT	45,700	62,941
National Storage Affiliates Trust, REIT	730	40,033
Phillips Edison & Co., REIT	1,882	64,063
Public Storage, Inc., REIT	604	197,152
Spirit Realty Capital, Inc., REIT	728	32,279
STAG Industrial, Inc., REIT	2,629	86,179
STORE Capital Corp., REIT	876	25,422
Sun Communities, Inc., REIT	333	54,599
TAG Immobilien AG	21,853	241,216
Two Harbors Investment Corp., REIT	10,878	58,524
VICI Properties, Inc., REIT	2,144	73,303
W.P. Carey, Inc., REIT	567	50,633
		$2,575,413
Restaurants – 0.3%
Aramark	1,297	$43,320
Chipotle Mexican Grill, Inc., “A” (a)	50	78,211
Jack in the Box, Inc.	619	42,797
Performance Food Group Co. (a)	589	29,279
Sodexo	1,197	97,200
Starbucks Corp.	560	47,477
Wendy's Co.	3,490	73,395
Yum China Holdings, Inc.	1,303	63,469
		$475,148
Specialty Chemicals – 2.0%
Air Products & Chemicals, Inc.	100	$24,823
Akzo Nobel N.V.	655	44,174
Ashland Global Holdings, Inc.	506	50,838
Avient Corp.	1,261	54,412
Axalta Coating Systems Ltd. (a)	8,295	209,200
Chemours Co.	7,838	278,954
Corteva, Inc.	2,819	162,234
Croda International PLC	2,358	215,359
Diversey Holdings Ltd. (a)	8,393	62,864
DuPont de Nemours, Inc.	1,461	89,457
Kansai Paint Co. Ltd.	6,300	90,439
Linde PLC	3,272	987,861
Nitto Denko Corp.	1,000	64,387
Novozymes A/S	5,180	330,660
Quaker Chemical Corp.	164	26,603
Sika AG	2,061	510,061
Symrise AG	766	88,936
Univar Solutions, Inc. (a)	3,344	90,422
		$3,381,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.4%
ACV Auctions, Inc. (a)	5,873	$43,401
Amazon.com, Inc.(a)(f)(s)	14,377	1,940,176
AutoZone, Inc. (a)	230	491,600
Builders FirstSource, Inc. (a)	341	23,188
Home Depot, Inc.	206	61,994
Just Eat Takeaway.com (a)	1,869	34,373
Leslie's, Inc. (a)	4,597	69,691
Lowe's Cos., Inc.	1,044	199,957
Lululemon Athletica, Inc. (a)	691	214,562
Monro Muffler Brake, Inc.	664	33,300
Ocado Group PLC (a)	1,453	14,918
O'Reilly Automotive, Inc. (a)	425	299,026
Petco Health & Wellness Co., Inc. (a)	3,682	51,253
Ross Stores, Inc.	786	63,870
Ryohin Keikaku Co. Ltd.	4,300	42,790
Target Corp.	553	90,349
Ulta Beauty, Inc. (a)	335	130,285
Urban Outfitters, Inc. (a)	3,693	75,633
ZOZO, Inc.	3,700	80,053
Zumiez, Inc. (a)	1,367	35,542
		$3,995,961
Telecommunications - Wireless – 0.4%
Advanced Info Service Public Co. Ltd.	7,300	$39,862
Cellnex Telecom S.A.	4,042	180,920
KDDI Corp.	2,700	86,902
Liberty Broadband Corp. (a)	422	45,969
SBA Communications Corp., REIT	656	220,278
SoftBank Group Corp.	900	38,284
T-Mobile US, Inc. (a)	239	34,191
		$646,406
Telephone Services – 0.2%
Altice USA, Inc., “A” (a)	1,060	$11,141
Hellenic Telecommunications Organization S.A.	2,198	37,785
Infrastrutture Wireless Italiane S.p.A.	12,827	134,661
Lumen Technologies, Inc.	20,762	226,098
		$409,685
Tobacco – 0.8%
Altria Group, Inc.	3,876	$170,001
British American Tobacco PLC	3,298	129,619
Philip Morris International, Inc. (f)	5,420	526,553
Swedish Match AB	43,019	450,660
		$1,276,833
Trucking – 0.3%
CryoPort, Inc. (a)	1,502	$55,874
Knight-Swift Transportation Holdings, Inc.	1,859	102,152
Saia, Inc. (a)	116	27,591
Schneider National, Inc.	1,489	37,716
Seino Holdings Co. Ltd.	11,100	91,968
SG Holdings Co. Ltd.	4,900	93,426
XPO Logistics, Inc. (a)	1,459	87,161
Yamato Holdings Co. Ltd.	3,300	57,920
		$553,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.9%
American Electric Power Co., Inc.	232	$22,866
Black Hills Corp.	1,118	86,310
CenterPoint Energy, Inc.	1,717	54,412
CLP Holdings Ltd.	4,000	33,886
CMS Energy Corp.	855	58,764
Dominion Energy, Inc.	5,602	459,252
Duke Energy Corp. (f)	4,211	462,915
E.ON SE	4,255	38,139
Edison International	554	37,545
Eversource Energy	561	49,491
Exelon Corp.	7,363	342,306
Iberdrola S.A.	8,726	93,019
NextEra Energy, Inc.	480	40,555
PG&E Corp. (a)	7,584	82,362
Pinnacle West Capital Corp.	656	48,196
Portland General Electric Co.	1,262	64,791
Public Service Enterprise Group, Inc.	977	64,160
Sempra Energy	344	57,035
Southern Co.	6,331	486,791
Vistra Corp.	23,240	600,754
		$3,183,549
Total Common Stocks		$126,612,364
Bonds – 19.6%
Aerospace & Defense – 0.3%
Boeing Co., 5.15%, 5/01/2030	$194,000	$195,829
Boeing Co., 3.75%, 2/01/2050	57,000	43,156
Boeing Co., 5.805%, 5/01/2050	88,000	87,422
Raytheon Technologies Corp., 1.9%, 9/01/2031	50,000	42,737
Raytheon Technologies Corp., 2.375%, 3/15/2032	78,000	68,892
Raytheon Technologies Corp., 3.03%, 3/15/2052	134,000	105,386
		$543,422
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$17,000	$16,699
Tapestry, Inc., 3.05%, 3/15/2032	168,000	140,626
		$157,325
Asset-Backed & Securitized – 0.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.033%, 11/15/2054 (i)	$995,598	$64,868
ACREC 2021-FL1 Ltd., “A”, FLR, 3.306% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	114,000	109,128
BDS 2021-FL7 Ltd., “B”, FLR, 3.656% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	100,000	95,549
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.269%, 7/15/2054 (i)	1,220,449	96,370
KREF 2018-FT1 Ltd., “A”, FLR, 3.069% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	100,000	97,474
KREF 2018-FT1 Ltd., “AS”, FLR, 3.299% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	100,000	96,024
PFP III 2021-8 Ltd., “A”, FLR, 2.999% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	94,875	90,545
PFP III 2021-8 Ltd., “AS”, FLR, 3.249% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	104,000	100,843
		$750,801
Automotive – 0.2%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$301,000	$326,066
Broadcasting – 0.7%
Discovery Communications LLC, 3.625%, 5/15/2030	$150,000	$136,907
Discovery Communications LLC, 4%, 9/15/2055	119,000	86,415
Magallanes, Inc., 4.279%, 3/15/2032 (n)	185,000	172,655
Magallanes, Inc., 5.391%, 3/15/2062 (n)	97,000	85,637
Prosus N.V., 3.832%, 2/08/2051 (n)	200,000	135,746

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Walt Disney Co., 3.35%, 3/24/2025	$160,000	$160,420
Walt Disney Co., 3.5%, 5/13/2040	237,000	211,379
Walt Disney Co., 3.8%, 5/13/2060	150,000	132,418
		$1,121,577
Brokerage & Asset Managers – 0.3%
Ameriprise Financial, Inc., 4.5%, 5/13/2032	$71,000	$72,316
Brookfield Finance, Inc., 2.34%, 1/30/2032	192,000	160,170
Charles Schwab Corp., 1.95%, 12/01/2031	94,000	79,691
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	105,000	86,694
Intercontinental Exchange, Inc., 3%, 9/15/2060	65,000	46,627
		$445,498
Building – 0.2%
Fortune Brands Home & Security, Inc., 4%, 3/25/2032	$232,000	$212,812
Vulcan Materials Co., 3.5%, 6/01/2030	55,000	50,975
Vulcan Materials Co., 4.5%, 6/15/2047	78,000	71,473
		$335,260
Business Services – 0.6%
Equifax, Inc., 2.35%, 9/15/2031	$167,000	$139,482
Equinix, Inc., 2.5%, 5/15/2031	308,000	264,050
Fiserv, Inc., 4.4%, 7/01/2049	75,000	67,357
Mastercard, Inc., 3.85%, 3/26/2050	86,000	83,138
S&P Global, Inc., 3.7%, 3/01/2052 (n)	81,000	73,294
Visa, Inc., 2.05%, 4/15/2030	277,000	252,179
Visa, Inc., 2.7%, 4/15/2040	88,000	74,132
Visa, Inc., 2%, 8/15/2050	107,000	75,458
		$1,029,090
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$78,000	$81,973
Comcast Corp., 1.5%, 2/15/2031	103,000	86,499
Comcast Corp., 3.75%, 4/01/2040	100,000	92,021
		$260,493
Chemicals – 0.0%
RPM International, Inc., 4.55%, 3/01/2029	$24,000	$23,594
RPM International, Inc., 4.25%, 1/15/2048	12,000	10,091
		$33,685
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050	$313,000	$243,831
Computer Software - Systems – 0.4%
Apple, Inc., 2.05%, 9/11/2026	$356,000	$342,172
Apple, Inc., 1.7%, 8/05/2031	288,000	253,066
Apple, Inc., 2.65%, 5/11/2050	196,000	153,995
		$749,233
Conglomerates – 0.4%
Carrier Global Corp., 2.722%, 2/15/2030	$155,000	$139,246
Carrier Global Corp., 3.377%, 4/05/2040	141,000	116,121
Otis Worldwide Corp., 2.565%, 2/15/2030	219,000	195,890
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	212,000	210,511
		$661,768

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.1%
Hasbro, Inc., 3.9%, 11/19/2029	$143,000	$135,556
Mattel, Inc., 3.75%, 4/01/2029 (n)	96,000	88,680
		$224,236
Consumer Services – 0.1%
Booking Holdings, Inc., 3.55%, 3/15/2028	$84,000	$83,258
Booking Holdings, Inc., 4.625%, 4/13/2030	97,000	99,803
		$183,061
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$104,000	$100,639
Electronics – 0.4%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$91,000	$77,876
Broadcom, Inc., 3.187%, 11/15/2036 (n)	268,000	214,667
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030	280,000	255,483
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	132,000	99,237
		$647,263
Emerging Market Quasi-Sovereign – 0.2%
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)	$200,000	$202,424
Qatar Petroleum, 3.125%, 7/12/2041 (n)	200,000	168,988
		$371,412
Emerging Market Sovereign – 0.1%
United Mexican States, 4.28%, 8/14/2041	$200,000	$165,535
Energy - Independent – 0.2%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$103,000	$93,185
EQT Corp., 3.625%, 5/15/2031 (n)	61,000	55,841
Hess Corp., 5.8%, 4/01/2047	150,000	154,059
Pioneer Natural Resources Co., 1.9%, 8/15/2030	102,000	86,164
		$389,249
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$84,000	$72,024
BP Capital Markets America, Inc., 3.001%, 3/17/2052	39,000	29,744
Cenovus Energy, Inc., 5.375%, 7/15/2025	88,000	91,370
Cenovus Energy, Inc., 4.4%, 4/15/2029	39,000	38,591
Cenovus Energy, Inc., 2.65%, 1/15/2032	198,000	170,263
Cenovus Energy, Inc., 6.75%, 11/15/2039	24,000	26,635
Cenovus Energy, Inc., 3.75%, 2/15/2052	25,000	20,000
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	202,704
		$651,331
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$150,000	$139,153
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	150,000	125,979
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	150,000	113,771
Air Lease Corp., 2.875%, 1/15/2032	258,000	212,468
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	100,000	93,129
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	87,738
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	180,000	148,910
		$921,148
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$150,000	$164,823
Bacardi Ltd., 5.15%, 5/15/2038 (n)	114,000	110,584
Constellation Brands, Inc., 2.25%, 8/01/2031	99,000	84,757

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 4.1%, 2/15/2048	$269,000	$236,598
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	119,000	102,439
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	84,167
Kraft Heinz Foods Co., 5.5%, 6/01/2050	86,000	87,619
SYSCO Corp., 2.45%, 12/14/2031	52,000	45,362
SYSCO Corp., 4.45%, 3/15/2048	52,000	47,655
		$964,004
Gaming & Lodging – 0.4%
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/2032	$71,000	$60,175
Marriott International, Inc., 2.85%, 4/15/2031	157,000	135,017
Marriott International, Inc., 3.5%, 10/15/2032	128,000	114,249
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	29,000	27,256
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	59,000	53,865
VICI Properties LP, REIT, 4.75%, 2/15/2028	145,000	142,431
VICI Properties LP, REIT, 5.625%, 5/15/2052	56,000	54,110
		$587,103
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$172,222
Insurance – 0.1%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$115,000	$107,040
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	39,000	34,123
		$141,163
Insurance - Health – 0.3%
Humana, Inc., 2.15%, 2/03/2032	$205,000	$173,936
Humana, Inc., 4.95%, 10/01/2044	100,000	101,235
UnitedHealth Group, Inc., 2.3%, 5/15/2031	57,000	51,679
UnitedHealth Group, Inc., 4.625%, 7/15/2035	129,000	137,273
		$464,123
Insurance - Property & Casualty – 0.1%
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	$255,000	$212,988
International Market Quasi-Sovereign – 0.1%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$200,000	$175,601
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$332,000	$318,394
Major Banks – 4.3%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$108,000	$88,168
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	355,000	339,670
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	102,000	89,052
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	248,000	204,628
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	200,000	163,675
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	200,000	180,392
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	154,288
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	222,538
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	286,000	266,522
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	302,000	259,886
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	82,000	73,272
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	400,000	372,761
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	450,000	370,243
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	264,000	259,343
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	405,000	348,082

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	$100,000	$81,136
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	178,727
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	400,000	337,176
Morgan Stanley, 3.125%, 7/27/2026	170,000	166,336
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	306,000	291,391
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	144,000	119,407
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	500,000	427,511
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	238,183
Royal Bank of Canada, 2.3%, 11/03/2031	296,000	254,563
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	160,526
Toronto Dominion Bank, 1.25%, 9/10/2026	197,000	178,204
Toronto Dominion Bank, 4.108%, 6/08/2027	103,000	104,227
Toronto Dominion Bank, 2%, 9/10/2031	153,000	128,724
Toronto Dominion Bank, 4.456%, 6/08/2032	42,000	42,819
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	154,714
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	312,580
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	259,000	257,357
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	465,000	427,005
		$7,253,106
Medical & Health Technology & Services – 0.5%
Alcon, Inc., 2.75%, 9/23/2026 (n)	$200,000	$189,815
Alcon, Inc., 2.6%, 5/27/2030 (n)	200,000	175,311
Becton, Dickinson and Co., 2.823%, 5/20/2030	206,000	187,934
HCA, Inc., 5.125%, 6/15/2039	176,000	167,531
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	76,000	62,579
		$783,170
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$118,000	$86,397
Metals & Mining – 0.3%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$200,000	$195,883
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	200,000	169,891
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	100,000	83,061
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	101,000	85,253
		$534,088
Midstream – 0.8%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$34,000	$31,840
Energy Transfer LP, 4%, 10/01/2027	52,000	50,316
Energy Transfer LP, 3.75%, 5/15/2030	93,000	86,374
Energy Transfer Partners LP, 5.15%, 3/15/2045	150,000	133,007
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	196,245	185,311
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	201,000	181,758
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	150,000	115,948
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	328,258
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	102,000	100,876
Targa Resources Corp., 4.2%, 2/01/2033	24,000	22,543
Targa Resources Corp., 4.95%, 4/15/2052	151,000	135,073
		$1,371,304
Municipals – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$52,860
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	55,000	48,684
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	160,000	140,527
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 4.081%, 6/15/2039	180,000	163,729
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	132,000	116,885
		$522,685

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045		$50,000	$52,377
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$287,000	$289,298
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031		$193,000	$173,115
AT&T, Inc., 3.55%, 9/15/2055		37,000	28,844
Verizon Communications, Inc., 2.1%, 3/22/2028		36,000	32,931
Verizon Communications, Inc., 1.75%, 1/20/2031		61,000	51,028
Verizon Communications, Inc., 2.55%, 3/21/2031		382,000	339,436
			$625,354
Other Banks & Diversified Financials – 0.2%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033		$178,000	$183,499
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		200,000	176,500
			$359,999
Railroad & Shipping – 0.1%
Canadian Pacific Railway Co., 3%, 12/02/2041		$35,000	$28,879
Canadian Pacific Railway Co., 3.1%, 12/02/2051		52,000	40,980
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	100,000	87,038
			$156,897
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031		$103,000	$84,885
American Homes 4 Rent LP, REIT, 3.375%, 7/15/2051		59,000	42,045
			$126,930
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029		$109,000	$89,160
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		176,000	143,810
			$232,970
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031		$79,000	$64,964
Lexington Realty Trust Co., 2.7%, 9/15/2030		119,000	99,334
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032		59,000	49,017
			$213,315
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031		$65,000	$52,269
STORE Capital Corp., REIT, 2.75%, 11/18/2030		210,000	176,844
			$229,113
Restaurants – 0.1%
Starbucks Corp., 3%, 2/14/2032		$140,000	$128,064
Retailers – 0.4%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)		$111,000	$86,205
Amazon.com, Inc., 3.6%, 4/13/2032		146,000	147,809
AutoZone, Inc., 4.75%, 8/01/2032		76,000	78,385
Home Depot, Inc., 3.9%, 6/15/2047		195,000	182,880
Nordstrom, Inc., 4.25%, 8/01/2031		97,000	78,561
Nordstrom, Inc., 5%, 1/15/2044		54,000	39,568
			$613,408

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$102,000	$83,593
DICK'S Sporting Goods, 4.1%, 1/15/2052	133,000	92,700
		$176,293
Telecommunications - Wireless – 0.6%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$141,758
Crown Castle International Corp., REIT, 4.45%, 2/15/2026	165,000	166,863
Crown Castle International Corp., REIT, 3.7%, 6/15/2026	251,000	247,613
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	85,000	82,287
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	149,000	140,543
Rogers Communications, Inc., 3.7%, 11/15/2049	86,000	69,646
T-Mobile USA, Inc., 3.5%, 4/15/2025	240,000	237,200
		$1,085,910
U.S. Treasury Obligations – 1.1%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$148,000	$105,069
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	563,000	415,894
U.S. Treasury Bonds, 2.875%, 5/15/2052	178,400	172,546
U.S. Treasury Notes, 0.875%, 1/31/2024 (f)	586,000	568,054
U.S. Treasury Notes, 2.625%, 4/15/2025 (f)	511,000	507,786
		$1,769,349
Utilities - Electric Power – 1.7%
Alabama Power Co., 3.45%, 10/01/2049	$177,000	$146,987
American Electric Power Co., Inc., 2.3%, 3/01/2030	55,000	47,765
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	33,000	28,925
CenterPoint Energy, Inc., 2.65%, 6/01/2031	103,000	91,148
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	213,000	196,677
Duke Energy Corp., 3.3%, 6/15/2041	198,000	160,550
Duke Energy Indiana LLC, 2.75%, 4/01/2050	76,000	56,959
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	200,000	198,669
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	200,000	190,109
Evergy, Inc., 2.9%, 9/15/2029	71,000	64,248
FirstEnergy Corp., 2.65%, 3/01/2030	220,000	193,600
Florida Power & Light Co., 2.85%, 4/01/2025	50,000	49,782
Florida Power & Light Co., 2.45%, 2/03/2032	82,000	74,842
Florida Power & Light Co., 3.95%, 3/01/2048	50,000	47,811
Georgia Power Co., 4.7%, 5/15/2032	251,000	260,861
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	182,000	182,432
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	150,000	132,236
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	96,000	83,950
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	101,000	83,793
Pacific Gas & Electric Co., 2.5%, 2/01/2031	167,000	133,383
Pacific Gas & Electric Co., 4.95%, 7/01/2050	125,000	103,515
Southern California Edison Co., 4.5%, 9/01/2040	50,000	45,871
Southern California Edison Co., 3.65%, 2/01/2050	202,000	161,040
Virginia Electric & Power Co., 2.875%, 7/15/2029	85,000	80,326
Xcel Energy, Inc., 4.6%, 6/01/2032	42,000	43,526
		$2,859,005
Total Bonds		$32,816,553
Preferred Stocks – 0.1%
Consumer Products – 0.1%
Henkel AG & Co. KGaA	1,770	$112,775

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	1,448	$1,050

Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 1.72% (v)	4,557,170	$4,557,170
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 1.78% (j)	105,169	$105,169
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT	(164)	$(29,628)

Other Assets, Less Liabilities – 1.8%		3,014,486
Net Assets – 100.0%		$167,189,939
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,557,170 and $159,647,911, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,846,687, representing 4.7% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone

Portfolio of Investments (unaudited) – continued
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 7/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,054,000	USD	729,092	JPMorgan Chase Bank N.A.	8/26/2022	$7,665
CHF	1,158,000	USD	1,215,909	JPMorgan Chase Bank N.A.	8/26/2022	3,106
GBP	1,408,000	USD	1,683,748	Goldman Sachs International	8/26/2022	31,880
NOK	4,368,000	USD	444,884	Goldman Sachs International	8/26/2022	7,338
NZD	2,116,000	USD	1,316,472	Goldman Sachs International	8/26/2022	14,232
NZD	1,144,000	USD	714,863	JPMorgan Chase Bank N.A.	8/26/2022	4,572
USD	5,715,686	AUD	7,920,422	JPMorgan Chase Bank N.A.	8/26/2022	179,227
USD	185,170	BRL	909,113	Goldman Sachs International	8/26/2022	10,771
USD	950,977	DKK	6,583,287	JPMorgan Chase Bank N.A.	8/26/2022	45,532
USD	4,934,576	EUR	4,592,909	Goldman Sachs International	8/26/2022	232,399
USD	13,835,690	EUR	12,855,425	JPMorgan Chase Bank N.A.	8/26/2022	674,427
USD	12,006,764	GBP	9,571,795	Goldman Sachs International	8/26/2022	343,668
USD	2,196,186	HKD	17,193,902	Goldman Sachs International	8/26/2022	3,934
USD	132,769	ILS	439,381	JPMorgan Chase Bank N.A.	8/29/2022	3,311
USD	550,974	INR	43,206,252	JPMorgan Chase Bank N.A.	8/26/2022	7,063
USD	5,555,125	JPY	728,478,584	JPMorgan Chase Bank N.A.	8/26/2022	82,460
USD	508,217	KRW	637,588,800	JPMorgan Chase Bank N.A.	8/26/2022	17,243
USD	112,657	MXN	2,241,897	Goldman Sachs International	8/26/2022	3,174
USD	2,249,129	NZD	3,472,079	Goldman Sachs International	8/26/2022	65,620
USD	1,568,901	NZD	2,433,763	JPMorgan Chase Bank N.A.	8/26/2022	38,364
USD	481,765	SGD	662,841	JPMorgan Chase Bank N.A.	8/26/2022	1,908
USD	93,206	TOF	3,204,240	JPMorgan Chase Bank N.A.	8/26/2022	4,775
USD	736,398	TWD	21,476,323	JPMorgan Chase Bank N.A.	8/26/2022	18,555
USD	134,134	ZAR	2,078,796	Goldman Sachs International	8/26/2022	9,421
						$1,810,645
Liability Derivatives
CAD	7,594,569	USD	6,035,612	JPMorgan Chase Bank N.A.	8/26/2022	$(105,112)
EUR	937,000	USD	990,968	Goldman Sachs International	8/26/2022	(31,676)
GBP	351,000	USD	428,568	Goldman Sachs International	8/26/2022	(880)
NOK	54,997,893	USD	5,843,132	Goldman Sachs International	8/26/2022	(149,153)
SEK	3,084,000	USD	305,160	Goldman Sachs International	8/26/2022	(1,334)
SEK	27,243,068	USD	2,787,033	JPMorgan Chase Bank N.A.	8/26/2022	(103,131)
TWD	2,829,000	USD	94,688	JPMorgan Chase Bank N.A.	8/26/2022	(129)
USD	193,211	AUD	280,000	JPMorgan Chase Bank N.A.	8/26/2022	(2,512)
USD	1,621,837	CAD	2,090,000	JPMorgan Chase Bank N.A.	8/26/2022	(10,217)
USD	11,505,211	CHF	11,042,619	JPMorgan Chase Bank N.A.	8/26/2022	(119,248)
USD	83,117	EUR	82,419	Brown Brothers Harriman	10/21/2022	(1,612)
USD	963,227	EUR	943,000	Goldman Sachs International	8/26/2022	(2,207)
USD	2,749,403	JPY	373,456,000	JPMorgan Chase Bank N.A.	8/26/2022	(56,169)
USD	1,355,006	NOK	13,507,000	Goldman Sachs International	8/26/2022	(43,385)
USD	376,341	SEK	3,843,000	Goldman Sachs International	8/26/2022	(2,260)
						$(629,025)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	65	$4,312,089	August – 2022	$341,557
FTSE 100 Index	Long	GBP	25	2,257,535	September – 2022	43,780
FTSE MIB Index	Long	EUR	36	4,147,167	September – 2022	139,465
FTSE/JSE Top 40 Index	Long	ZAR	197	7,479,529	September – 2022	309,653
IBEX 35 Index	Long	EUR	91	7,634,574	August – 2022	235,154
IBOV Index	Long	BRL	345	6,920,470	August – 2022	38,289
KOSPI 200 Index	Short	KRW	52	3,263,755	September – 2022	105,666
Mexbol Index	Short	MXN	196	4,646,966	September – 2022	13,866
Topix Index	Long	JPY	9	1,315,209	September – 2022	1,226
						$1,228,656
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	132	$11,525,567	September – 2022	$535,454
Euro-Bund 10 yr	Long	EUR	43	6,927,986	September – 2022	287,416
Japan Government Bond 10 yr	Long	JPY	7	7,900,787	September – 2022	86,535
U.S. Treasury Ultra Bond	Long	USD	5	791,563	September – 2022	1,471
						$910,876
						$2,139,532
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	66	$9,849,223	August – 2022	$(893,551)
BIST 30 Index	Long	TRY	4,223	6,766,796	August – 2022	(138,948)
DAX Index	Short	EUR	15	5,203,573	September – 2022	(111,793)
FTSE Taiwan Index	Short	USD	76	3,944,400	August – 2022	(51,002)
Hang Seng Index	Long	HKD	57	7,332,405	August – 2022	(117,304)
MSCI Singapore Index	Short	SGD	82	1,749,217	August – 2022	(10,823)
NIFTY Index	Short	USD	122	4,204,486	August – 2022	(161,353)
OMX 30 Index	Short	SEK	54	1,089,670	August – 2022	(62,322)
Russell 2000 Index	Short	USD	200	18,853,000	September – 2022	(363,619)
S&P 500 E-Mini Index	Short	USD	207	42,781,725	September – 2022	(1,199,695)
S&P MidCap 400 Index	Short	USD	56	14,080,640	September – 2022	(663,492)
S&P/ASX 200 Index	Short	AUD	72	8,657,200	September – 2022	(214,931)
S&P/TSX 60 Index	Short	CAD	18	3,337,004	September – 2022	(5,655)
						$(3,994,488)
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	90	$9,168,326	September – 2022	$(193,592)
Long Gilt 10 yr	Short	GBP	119	17,126,433	September – 2022	(219,182)
U.S. Treasury Note 10 yr	Short	USD	61	7,389,578	September – 2022	(52,440)
U.S. Treasury Note 2 yr	Long	USD	19	3,998,757	September – 2022	(19,143)
U.S. Treasury Ultra Note 10 yr	Short	USD	35	4,593,750	September – 2022	(64,592)
						$(548,949)
						$(4,543,437)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/16/27	USD	22,800,000	centrally cleared	2.540%/Annually	1.530% FLR (SOFR - 1 day)/Annually	$91,512	$28,960	$120,472
6/19/52	USD	5,000,000	centrally cleared	1.530% FLR (SOFR - 1 day)/Annually	2.340%/Annually	102,442	34,278	136,720
						$193,954	$63,238	$257,192
Liability Derivatives
Interest Rate Swaps
6/19/24	USD	36,400,000	centrally cleared	2.570%/Annually	1.530% FLR (SOFR - 1 day)/Annually	$(184,008)	$21,571	$(162,437)
6/16/32	USD	8,000,000	centrally cleared	1.530% FLR (SOFR - 1 day)/Annually	2.530%/Annually	(67,052)	(3,307)	(70,359)
						$(251,060)	$18,264	$(232,796)
At July 31, 2022, the fund had cash collateral of $11,219,290 and other liquid securities with an aggregate value of $24,620,487 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$86,898,826	$—	$—	$86,898,826
Switzerland	671,984	5,388,480	—	6,060,464
United Kingdom	309,063	5,402,476	—	5,711,539
Japan	548,432	4,929,734	—	5,478,166
France	—	5,238,098	—	5,238,098
Canada	3,683,327	—	—	3,683,327
Germany	2,742,600	167,061	—	2,909,661
Hong Kong	33,886	1,277,971	—	1,311,857
Taiwan	1,074,767	62,576	—	1,137,343
Other Countries	2,184,657	6,112,251	—	8,296,908
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,769,349	—	1,769,349
Non - U.S. Sovereign Debt	—	712,548	—	712,548
Municipal Bonds	—	522,685	—	522,685
U.S. Corporate Bonds	—	19,959,072	—	19,959,072
Commercial Mortgage-Backed Securities	—	461,754	—	461,754
Asset-Backed Securities (including CDOs)	—	289,047	—	289,047
Foreign Bonds	—	9,102,098	—	9,102,098
Mutual Funds	4,662,339	—	—	4,662,339
Total	$102,809,881	$61,395,200	$—	$164,205,081
Securities Sold Short	$(29,628)	$—	$—	$(29,628)
Other Financial Instruments
Futures Contracts – Assets	$963,031	$1,176,501	$—	$2,139,532
Futures Contracts – Liabilities	(2,993,765)	(1,549,672)	—	(4,543,437)
Forward Foreign Currency Exchange Contracts – Assets	—	1,810,645	—	1,810,645
Forward Foreign Currency Exchange Contracts – Liabilities	—	(629,025)	—	(629,025)
Swap Agreements – Assets	—	257,192	—	257,192
Swap Agreements – Liabilities	—	(232,796)	—	(232,796)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At July 31, 2022, the value of securities loaned was $142,913. These loans were collateralized by cash of $105,169 and U.S. Treasury Obligations (held by the lending agent) of $44,835.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,489,894	$198,645,084	$201,578,290	$27	$455	$4,557,170
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$30,841	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2022, are as follows:
United States	68.9%
Japan	9.2%
France	5.8%
Hong Kong	5.2%
Spain	5.1%
South Africa	4.5%
Brazil	4.2%
United Kingdom	(4.5)%
Netherlands	(5.5)%
Other Countries	7.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.